UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-725-6666

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

WESTERN ASSET HIGH INCOME FUND INC.

FORM N-Q

September 30, 2006

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited)

September 30, 2006

Face
Amount	Security	Value
CORPORATE BONDS & NOTES — 82.3%
Aerospace & Defense — 1.1%
$90,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$88,875
	DRS Technologies Inc., Senior Subordinated Notes:
85,000	6.625% due 2/1/16	83,937
150,000	7.625% due 2/1/18	153,000
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	258,750
	Total Aerospace & Defense	584,562
Airlines — 0.5%
100,000	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	100,063
	Continental Airlines Inc., Pass-Through Certificates:
17,453	Series 1998-1, Class C, 6.541% due 3/15/08	16,242
77,387	Series 2000-2, Class C, 8.312% due 4/2/11	72,019
85,000	Series 2001-2, Class D, 7.568% due 12/1/06	85,053
	Total Airlines	273,377
Auto Components — 1.0%
140,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	132,300
	TRW Automotive Inc.:
25,000	Senior Notes, 9.375% due 2/15/13	26,750
50,000	Senior Subordinated Notes, 11.000% due 2/15/13	54,750
	Visteon Corp., Senior Notes:
180,000	8.250% due 8/1/10	176,400
165,000	7.000% due 3/10/14	148,500
	Total Auto Components	538,700
Automobiles — 2.8%
	Ford Motor Co.:
	Debentures:
100,000	8.875% due 1/15/22	86,625
50,000	8.900% due 1/15/32	45,125
1,315,000	Notes, 7.450% due 7/16/31	1,022,412
	General Motors Corp.:
120,000	Notes, 7.200% due 1/15/11	111,150
	Senior Debentures:
75,000	8.250% due 7/15/23	65,344
240,000	8.375% due 7/15/33	208,800
	Total Automobiles	1,539,456
Biotechnology — 0.0%
15,000	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (a)	14,325
Building Products — 1.5%
	Associated Materials Inc.:
45,000	Senior Discount Notes, step bond to yield 16.173% due 3/1/14	24,975
240,000	Senior Subordinated Notes, 9.750% due 4/15/12	240,600
110,000	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	117,150
215,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	204,250
345,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.292% due 3/1/14	239,775
	Total Building Products	826,750

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (Continued)

September 30, 2006

Face
Amount	Security	Value
Capital Markets — 0.6%
$150,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	$163,500
160,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	164,400
	Total Capital Markets	327,900
Chemicals — 4.5%
375,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	393,986
175,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	188,563
280,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)(b)	278,051
	Huntsman International LLC, Senior Subordinated Notes:
124,000	10.125% due 7/1/09	126,480
35,000	8.375% due 1/1/15 (a)	35,525
25,000	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	28,000
175,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14	174,563
	Lyondell Chemical Co.:
	Senior Notes:
70,000	8.000% due 9/15/14	71,225
55,000	8.250% due 9/15/16	56,100
	Senior Secured Notes:
59,000	9.500% due 12/15/08	60,991
90,000	11.125% due 7/15/12	98,550
10,000	10.500% due 6/1/13	11,050
150,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	162,375
200,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	207,000
365,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	339,450
	Rhodia SA:
66,000	Senior Notes, 10.250% due 6/1/10	74,250
166,000	Senior Subordinated Notes, 8.875% due 6/1/11	172,225
	Total Chemicals	2,478,384
Commercial Banks — 0.1%
70,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (a)	72,975
Commercial Services & Supplies — 2.1%
100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	100,500
425,000	Allied Waste North America Inc., Senior Secured Notes, Series B, 7.375% due 4/15/14	420,750
150,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	168,792
175,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	182,000
270,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	290,250
	Total Commercial Services & Supplies	1,162,292
Communications Equipment — 0.7%
445,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	398,275
Computers & Peripherals — 0.2%
85,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	88,401
Consumer Finance — 4.1%
50,000	ACE Cash Express Inc., Senior Notes, 10.250% due 10/1/14 (a)	50,875
	Ford Motor Credit Co.:
	Notes:
100,000	7.875% due 6/15/10	97,464
220,000	7.000% due 10/1/13	204,398

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face
Amount	Security	Value
Consumer Finance — 4.1% (continued)
	Senior Notes:
$257,000	10.640% due 6/15/11 (a)(c)	$268,838
85,000	9.875% due 8/10/11	88,043
	General Motors Acceptance Corp., Notes:
420,000	6.875% due 8/28/12	416,214
1,060,000	8.000% due 11/1/31	1,111,380
	Total Consumer Finance	2,237,212
Containers & Packaging — 2.0%
110,000	Berry Plastics Holding Corp., Senior Notes, 8.875% due 9/15/14 (a)	111,100
235,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	232,062
	Graphic Packaging International Corp.:
55,000	Senior Notes, 8.500% due 8/15/11	56,513
170,000	Senior Subordinated Notes, 9.500% due 8/15/13	174,675
150,000	Owens-Brockway Glass Container Inc., Senior Notes, 6.750% due 12/1/14	143,250
50,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	50,250
85,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	86,275
100,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	15,500
210,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	202,650
	Total Containers & Packaging	1,072,275
Diversified Consumer Services — 1.5%
115,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (a)	116,725
	Hertz Corp.:
150,000	Senior Notes, 8.875% due 1/1/14 (a)	157,875
370,000	Senior Subordinated Notes, 10.500% due 1/1/16 (a)	408,850
	Service Corp. International, Senior Notes:
45,000	7.375% due 10/1/14 (a)	45,506
70,000	7.625% due 10/1/18 (a)	70,788
	Total Diversified Consumer Services	799,744
Diversified Financial Services — 2.6%
150,000	Basell AF SCA, Senior Subordinated Notes, 8.375% due 8/15/15 (a)	149,625
110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	106,150
	CitiSteel USA Inc., Senior Secured Notes:
75,000	12.949% due 9/1/10 (c)	77,812
45,000	15.000% due 10/1/10 (a)(e)	48,488
100,000	El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11 (a)	103,250
125,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	128,125
110,000	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (a)	113,850
35,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	33,425
100,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)	104,653
80,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	84,400
95,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	103,075
185,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.056% due 10/1/15	134,125
235,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	229,125
	Total Diversified Financial Services	1,416,103
Diversified Telecommunication Services — 5.3%
	Cincinnati Bell Inc.:
190,000	Senior Notes, 7.000% due 2/15/15	187,150
35,000	Senior Subordinated Notes, 8.375% due 1/15/14	35,525
25,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	21,750

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face
Amount	Security	Value
Diversified Telecommunication Services — 5.3% (continued)
$145,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	$156,237
155,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	163,525
175,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	182,000
	Intelsat Bermuda Ltd., Senior Notes:
160,000	9.250% due 6/15/16 (a)	169,000
335,000	11.250% due 6/15/16 (a)	357,612
90,000	Intelsat Ltd., Notes, 7.625% due 4/15/12	79,200
110,000	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (a)	116,187
105,000	NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	108,938
65,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	67,438
	Qwest Communications International Inc., Senior Notes:
20,000	7.500% due 2/15/14	20,150
55,000	Series B, 7.500% due 2/15/14	55,413
	Qwest Corp.:
295,000	Debentures, 6.875% due 9/15/33	270,662
375,000	Notes, 8.875% due 3/15/12	411,094
50,000	Senior Notes, 7.500% due 10/1/14 (a)	51,875
220,000	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	225,842
275,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	184,250
	Total Diversified Telecommunication Services	2,863,848
Electric Utilities — 0.5%
	Enersis SA, Notes:
47,000	7.375% due 1/15/14	50,040
20,000	7.400% due 12/1/16	21,486
62,625	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	66,578
120,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	136,500
	Total Electric Utilities	274,604
Energy Equipment & Services — 0.5%
176,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	173,800
20,000	GulfMark Offshore Inc., Senior Notes, 7.750% due 7/15/14	20,200
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	56,925
	Total Energy Equipment & Services	250,925
Food Products — 0.4%
	Dole Food Co. Inc., Senior Notes:
175,000	7.250% due 6/15/10	163,187
50,000	8.875% due 3/15/11	48,125
	Total Food Products	211,312
Health Care Providers & Services — 3.9%
200,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	213,000
285,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	281,438
95,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	100,106
	HCA Inc.:
	Debentures:
125,000	7.500% due 12/15/23	97,550
130,000	7.500% due 11/15/95	93,374
5,000	Notes, 7.690% due 6/15/25	3,928
	Senior Notes:
5,000	6.300% due 10/1/12	4,244
275,000	6.375% due 1/15/15	222,750
55,000	6.500% due 2/15/16	44,275

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face
Amount	Security	Value
Health Care Providers & Services — 3.9% (continued)
$200,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	$194,500
	Tenet Healthcare Corp., Senior Notes:
200,000	7.375% due 2/1/13	181,250
370,000	9.875% due 7/1/14	370,462
60,000	6.875% due 11/15/31	47,325
275,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	268,469
	Total Health Care Providers & Services	2,122,671
Hotels, Restaurants & Leisure — 6.5%
125,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	122,812
	Caesars Entertainment Inc., Senior Subordinated Notes:
300,000	8.875% due 9/15/08	315,000
125,000	8.125% due 5/15/11	132,500
200,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	205,000
10,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.078% due 3/15/14	8,025
225,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	234,000
175,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	170,625
175,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	187,031
190,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	199,975
	Isle of Capri Casinos Inc., Senior Subordinated Notes:
15,000	9.000% due 3/15/12	15,731
50,000	7.000% due 3/1/14	47,750
200,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	188,750
	MGM MIRAGE Inc.:
	Senior Notes:
75,000	6.750% due 9/1/12	74,344
75,000	6.625% due 7/15/15	72,375
50,000	Senior Subordinated Notes, 9.750% due 6/1/07	51,438
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
125,000	7.125% due 8/15/14	125,000
100,000	6.875% due 2/15/15	98,000
225,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	220,219
225,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	228,937
210,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	224,962
20,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	21,350
150,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	153,375
185,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	195,175
	Station Casinos Inc.:
15,000	Senior Notes, 7.750% due 8/15/16	15,638
	Senior Subordinated Notes:
175,000	6.500% due 2/1/14	164,719
25,000	6.875% due 3/1/16	23,563
50,000	6.625% due 3/15/18	45,375
	Total Hotels, Restaurants & Leisure	3,541,669
Household Durables — 2.1%
20,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	20,400
	Beazer Homes USA Inc., Senior Notes:
15,000	6.875% due 7/15/15	13,650
100,000	8.125% due 6/15/16	97,750
1,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (b)(d)(f)	0
	Interface Inc.:
125,000	Senior Notes, 10.375% due 2/1/10	136,875

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face
Amount	Security	Value
Household Durables — 2.1% (continued)
$75,000	Senior Subordinated Notes, 9.500% due 2/1/14	$77,625
	K Hovnanian Enterprises Inc., Senior Notes:
150,000	7.500% due 5/15/16	140,813
205,000	8.625% due 1/15/17	204,488
250,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	254,687
200,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	205,000
	Total Household Durables	1,151,288
Household Products — 0.6%
	Nutro Products Inc.:
25,000	Senior Notes, 9.230% due 10/15/13 (a)(c)	25,844
70,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	75,250
	Spectrum Brands Inc., Senior Subordinated Notes:
125,000	8.500% due 10/1/13	108,750
32,000	7.375% due 2/1/15	25,760
105,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (a)	106,181
	Total Household Products	341,785
Independent Power Producers & Energy Traders — 4.0%
50,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	49,163
	AES Corp.:
	Senior Notes:
125,000	8.750% due 6/15/08	130,313
50,000	9.500% due 6/1/09	53,625
100,000	9.375% due 9/15/10	108,500
20,000	8.875% due 2/15/11	21,500
135,000	7.750% due 3/1/14	141,075
40,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	43,300
125,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (c)(d)	134,063
400,000	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	367,000
	Edison Mission Energy, Senior Notes:
175,000	7.730% due 6/15/09	180,687
25,000	7.500% due 6/15/13 (a)	25,375
150,000	7.750% due 6/15/16 (a)	152,625
225,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	226,406
	NRG Energy Inc., Senior Notes:
75,000	7.250% due 2/1/14	74,625
480,000	7.375% due 2/1/16	478,200
	Total Independent Power Producers & Energy Traders	2,186,457
Industrial Conglomerates — 0.1%
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (b)(d)(f)	0
40,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	42,650
	Total Industrial Conglomerates	42,650
Insurance — 0.5%
285,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	293,550

Internet & Catalog Retail — 0.3%
45,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	41,175
110,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	108,900
	Total Internet & Catalog Retail	150,075
IT Services — 0.6%
	Sungard Data Systems Inc.:
150,000	Senior Notes, 9.125% due 8/15/13	156,000

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face
Amount	Security	Value
IT Services — 0.6% (continued)
$175,000	Senior Subordinated Notes, 10.250% due 8/15/15	$181,125
	Total IT Services	337,125
Leisure Equipment & Products — 0.2%
135,000	Warner Music Group, Senior Subordinated Notes, 7.375% due 4/15/14	132,300
Machinery — 0.7%
	Case New Holland Inc., Senior Notes:
25,000	9.250% due 8/1/11	26,625
100,000	7.125% due 3/1/14	100,875
45,000	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	43,312
48,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	52,380
171,000	Mueller Holdings Inc., Discount Notes, step bond to yield 14.084% due 4/15/14	151,335
	Total Machinery	374,527
Media — 11.3%
180,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	189,900
	AMC Entertainment Inc.:
25,000	Senior Notes, Series B, 8.625% due 8/15/12	25,938
275,000	Senior Subordinated Notes, 11.000% due 2/1/16	301,125
40,000	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., Senior Subordinated Notes, 10.500% due 8/15/14 (a)	39,200
164,342	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	163,109
25,000	CCH I Holdings LLC, Senior Notes, 13.500% due 1/15/14	19,313
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
8,978	11.000% due 10/1/15 (a)	8,147
75,000	Senior Accreting Notes, step bond to yield 17.441% due 1/15/15	51,563
80,000	Senior Notes, 11.750% due 5/15/14	57,400
270,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	247,050
	CCH II LLC/CCH II Capital Corp.:
177,155	10.250% due 10/1/13 (a)	181,141
230,000	Senior Notes, 10.250% due 9/15/10	235,750
100,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	103,125
45,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	42,525
	CSC Holdings Inc.:
200,000	Debentures, Series B, 8.125% due 8/15/09	208,250
	Senior Debentures:
35,000	7.875% due 2/15/18	36,488
25,000	7.625% due 7/15/18	25,719
	Senior Notes:
105,000	7.250% due 4/15/12 (a)	105,131
	Series B:
50,000	8.125% due 7/15/09	52,000
50,000	7.625% due 4/1/11	51,563
110,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	93,225
195,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	211,575
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
114,000	8.375% due 3/15/13	118,702
155,000	6.375% due 6/15/15	146,475
	EchoStar DBS Corp., Senior Notes:
80,000	7.000% due 10/1/13 (a)	78,600
100,000	6.625% due 10/1/14	95,375
470,000	7.125% due 2/1/16 (a)	456,487

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face
Amount	Security	Value
Media — 11.3% (continued)
$170,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.046% due 10/15/13	$149,175
100,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	86,000
265,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (a)	285,537
200,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	192,750
200,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	215,000
145,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	142,462
	R.H. Donnelley Corp.:
	Senior Discount Notes:
75,000	Series A-1, 6.875% due 1/15/13	68,813
125,000	Series A-2, 6.875% due 1/15/13	114,687
275,000	Senior Notes, Series A-3, 8.875% due 1/15/16	277,062
50,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	55,250
200,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	205,250
	Rainbow National Services LLC:
260,000	Senior Notes, 8.750% due 9/1/12 (a)	279,500
25,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	28,375
	Rogers Cable Inc.:
90,000	Secured Notes, 5.500% due 3/15/14	85,050
65,000	Senior Secured Notes, 6.250% due 6/15/13	64,513
40,000	Senior Secured Second Priority Notes, 6.750% due 3/15/15	40,600
255,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	259,781
150,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	142,875
	XM Satellite Radio Inc., Senior Notes:
50,000	9.989% due 5/1/13 (c)	48,000
110,000	9.750% due 5/1/14	105,600
	Total Media	6,191,156
Metals & Mining — 1.2%
15,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	16,800
25,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13	24,944
110,000	International Steel Group Inc., Senior Notes, 6.500% due 4/15/14	109,175
265,000	Metals USA Inc., Senior Notes, 11.125% due 12/1/15	291,500
135,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	139,725
750,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (b)(d)(f)	0
62,000	Vale Overseas Ltd., Notes, 8.250% due 1/17/34	70,680
	Total Metals & Mining	652,824
Multiline Retail — 0.6%
305,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	330,925
Office Electronics — 0.4%
225,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	230,625
Oil, Gas & Consumable Fuels — 7.4%
245,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	252,962
	Chesapeake Energy Corp., Senior Notes:
430,000	6.625% due 1/15/16	417,100
30,000	6.875% due 1/15/16	29,475
75,000	6.500% due 8/15/17	70,688
180,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	190,800

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face
Amount	Security	Value
Oil, Gas & Consumable Fuels — 7.4% (continued)
$10,000	Colorado Interstate Gas Co., Senior Subordinated Notes, 6.800% due 11/15/15	$10,128
55,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	54,725
	El Paso Corp.:
	Medium-Term Notes:
250,000	7.800% due 8/1/31	257,500
300,000	7.750% due 1/15/32	309,000
200,000	Notes, 7.875% due 6/15/12	208,500
110,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	115,979
140,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	137,550
125,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	130,000
280,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (a)	267,400
85,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (a)	81,600
25,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	25,375
110,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (a)	111,100
25,000	Petronas Capital Ltd., Notes, 7.875% due 5/22/22	30,410
130,000	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13 (a)	133,087
150,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	142,875
10,000	SESI LLC, Senior Notes, 6.875% due 6/1/14 (a)	9,950
150,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	159,000
	Whiting Petroleum Corp., Senior Subordinated Notes:
150,000	7.250% due 5/1/12	147,750
100,000	7.000% due 2/1/14	98,000
	Williams Cos. Inc.:
	Notes:
475,000	7.875% due 9/1/21	498,750
50,000	8.750% due 3/15/32	55,000
100,000	Senior Notes, 7.625% due 7/15/19	104,500
	Total Oil, Gas & Consumable Fuels	4,049,204
Paper & Forest Products — 1.6%
100,000	Abitibi-Consolidated Inc., Notes, 7.750% due 6/15/11	92,000
240,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	238,200
40,000	Domtar Inc., Notes, 5.375% due 12/1/13	34,400
	NewPage Corp.:
45,000	Senior Secured Notes, 11.739% due 5/1/12 (c)	48,825
60,000	Senior Subordinated Notes, 12.000% due 5/1/13	62,400
45,000	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (a)	44,104
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	188,000
	Verso Paper Holdings LLC:
60,000	Senior Secured Notes, 9.125% due 8/1/14 (a)	60,675
90,000	Senior Subordinated Notes, 11.375% due 8/1/16 (a)	89,775
	Total Paper & Forest Products	858,379
Personal Products — 0.2%
115,000	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	119,888
Pharmaceuticals — 0.4%
205,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	199,363
Real Estate Investment Trusts (REITs) — 1.9%
150,000	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	159,562
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	5,125
	Host Marriott LP:
500,000	Senior Notes, Series O, 6.375% due 3/15/15	487,500

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face
Amount	Security	Value
Real Estate Investment Trusts (REITs) — 1.9% (continued)
$85,000	Series Q, 6.750% due 6/1/16	$84,256
95,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	86,213
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
40,000	7.125% due 6/1/15	41,350
40,000	6.500% due 6/1/16	39,950
105,000	6.750% due 4/1/17	106,181
	Total Real Estate Investment Trusts (REITs)	1,010,137
Road & Rail — 0.6%
110,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.905% due 5/15/14 (a)(c)	108,350
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
40,000	10.250% due 6/15/07	41,100
160,000	9.375% due 5/1/12	170,400
10,000	12.500% due 6/15/12	11,050
	Total Road & Rail	330,900
Semiconductors & Semiconductor Equipment — 0.2%
190,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	116,375
Software — 0.5%
110,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	102,300
165,000	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (a)(c)(e)	168,300
	Total Software	270,600
Specialty Retail — 1.4%
	AutoNation Inc., Senior Notes:
40,000	7.507% due 4/15/13 (a)(c)	40,700
50,000	7.000% due 4/15/14 (a)	50,125
105,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	96,863
175,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	185,937
35,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (a)	39,025
75,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	81,000
150,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	136,125
155,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	150,350
	Total Specialty Retail	780,125
Textiles, Apparel & Luxury Goods — 0.7%
275,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	286,687
125,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	89,688
	Total Textiles, Apparel & Luxury Goods	376,375
Tobacco — 0.2%
100,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	102,500
Trading Companies & Distributors — 0.9%
85,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	88,825
70,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (a)	72,100
200,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	210,500
130,000	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	131,625
	Total Trading Companies & Distributors	503,050

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face
Amount	Security	Value
Wireless Telecommunication Services — 1.3%
$200,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	$198,000
20,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	21,025
60,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	64,050
175,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	183,312
200,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	218,000
	Total Wireless Telecommunication Services	684,387
	TOTAL CORPORATE BONDS & NOTES (Cost — $45,750,684)	44,912,330
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
493,850	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (b)(d)(f) (Cost — $493,850)	0
CONVERTIBLE BONDS & NOTES — 0.3%
Semiconductors & Semiconductor Equipment — 0.1%
60,000	Amkor Technologies Inc., Senior Subordinated Bond, 2.500% due 5/15/11	50,400
Wireless Telecommunication Services — 0.2%
125,000	American Tower Corp., Notes, 5.000% due 2/15/10	125,000
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $128,546)	175,400
SOVEREIGN BONDS — 9.8%
Argentina — 0.3%
	Republic of Argentina:
176,250	5.590% due 8/3/12 (c)	163,107
65,000	GDP Linked Securities, 1.330% due 12/15/35 (c)	6,468
	Total Argentina	169,575
Brazil — 2.2%
	Federative Republic of Brazil:
454,000	11.000% due 8/17/40	591,675
	Collective Action Securities:
190,000	8.875% due 10/14/19	225,958
105,000	8.750% due 2/4/25	124,950
225,000	8.250% due 1/20/34	258,187
	Total Brazil	1,200,770
Colombia — 0.5%
	Republic of Colombia:
75,000	10.750% due 1/15/13	91,762
12,000	11.750% due 2/25/20	16,890
41,000	10.375% due 1/28/33	55,965
100,000	7.375% due 9/18/37	101,450
	Total Colombia	266,067
Ecuador — 0.1%
75,000	Republic of Ecuador, 10.000% due 8/15/30 (a)	69,600
El Salvador — 0.2%
	Republic of El Salvador:
75,000	7.750% due 1/24/23 (a)	84,000

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face
Amount	Security	Value
El Salvador — 0.2% (continued)
$20,000	8.250% due 4/10/32 (a)	$23,025
	Total El Salvador	107,025
Malaysia — 0.2%
100,000	Penerbangan Malaysia Berhad, 5.625% due 3/15/16 (a)	100,500
Mexico — 1.9%
	United Mexican States:
14,000	7.500% due 1/14/12	15,379
	Medium-Term Notes:
130,000	5.625% due 1/15/17	128,895
	Series A:
528,000	5.875% due 1/15/14	540,408
52,000	6.625% due 3/3/15	55,445
235,000	8.000% due 9/24/22	281,295
	Total Mexico	1,021,422
Panama — 0.2%
	Republic of Panama:
35,000	7.250% due 3/15/15	37,406
50,000	8.875% due 9/30/27	61,963
30,000	9.375% due 4/1/29	38,625
	Total Panama	137,994
Peru — 0.6%
	Republic of Peru:
105,000	9.875% due 2/6/15	130,121
23,000	8.750% due 11/21/33	28,348
48,000	FLIRB, 5.000% due 3/7/17 (c)	47,220
	Global Bonds:
20,000	8.375% due 5/3/16	23,125
8,000	7.350% due 7/21/25	8,564
	PDI:
76,000	5.000% due 3/7/17 (c)	75,050
16,720	5.000% due 3/7/17 (a)(c)	16,553
	Total Peru	328,981
Philippines — 0.3%
141,000	Republic of Philippines, 7.750% due 1/14/31	147,338
Russia — 1.1%
	Russian Federation:
55,000	11.000% due 7/24/18 (a)	79,200
15,000	12.750% due 6/24/28 (a)	26,962
440,000	5.000% due 3/31/30 (a)	491,564
	Total Russia	597,726
South Africa — 0.1%
75,000	Republic of South Africa, 6.500% due 6/2/14	78,750
Turkey — 0.6%
	Republic of Turkey:
50,000	11.500% due 1/23/12	60,250
37,000	11.000% due 1/14/13	44,539
75,000	7.250% due 3/15/15	75,656
12,000	7.000% due 6/5/20	11,655
44,000	11.875% due 1/15/30	64,955
20,000	8.000% due 2/14/34	20,700

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face
Amount	Security	Value
Turkey — 0.6% (continued)
$37,000	Collective Action Securities, Notes, 9.500% due 1/15/14	$42,134
	Total Turkey	319,889
Uruguay — 0.2%
100,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	103,000
Venezuela — 1.3%
	Bolivarian Republic of Venezuela:
145,000	5.375% due 8/7/10 (a)	141,085
530,000	5.750% due 2/26/16	487,600
16,000	7.650% due 4/21/25	16,800
45,000	Collective Action Securities, Notes, 10.750% due 9/19/13	55,215
	Total Venezuela	700,700
	TOTAL SOVEREIGN BONDS (Cost — $5,080,183)	5,349,337

Shares
ESCROWED SHARES(b) — 0.0%
1,000,000	Breed Technologies Inc. (d)(f)*	0
1,000,000	Pillowtex Corp. *	0
	TOTAL ESCROWED SHARES (Cost — $0)	0
COMMON STOCKS — 1.2%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
500	Ameriking Inc. (b)(f)*	0
Household Durables — 0.0%
429,302	Home Interiors of Gifts Inc. (b)(f)*	4,293
3,747	Mattress Discounters Co. (b)(f)*	0
	Total Household Durables	4,293
	TOTAL CONSUMER DISCRETIONARY	4,293
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
6,084	Axiohm Transaction Solutions Inc. (b)(f)*	0
MATERIALS — 0.1%
Chemicals — 0.1%
4,329	Applied Extrusion Technologies Inc., Class B Shares (f)(g)*	23,810
TELECOMMUNICATION SERVICES — 1.1%
Wireless Telecommunication Services — 1.1%
16,497	American Tower Corp., Class A Shares *	602,140
	TOTAL COMMON STOCKS (Cost — $643,317)	630,243
PREFERRED STOCKS — 1.0%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
8	Anvil Holdings, Inc., Senior Exchange, Series B, 13.000% (b)*	42
CONSUMER STAPLES — 0.0%
Hotels, Restaurants & Leisure — 0.0%
1,271	Ameriking, Inc., Cummulative Exchange, 13.000% (b)(d)(f)*	0
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
287	Chesapeake Energy Corp., Convertible, 6.250%	72,407

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Shares	Security	Value
FINANCIALS — 0.9%
Diversified Financial Services — 0.9%
$10,700	Preferred Plus, Series FRD-1, 7.400%	$192,814
14,800	Saturns, Series F 2003-5, 8.125%	280,460
803	TCR Holdings Corp., Class B Shares, 0.000% (b)(f)*	1
442	TCR Holdings Corp., Class C Shares, 0.000% (b)(f)*	1
1,165	TCR Holdings Corp., Class D Shares, 0.000% (b)(f)*	1
2,410	TCR Holdings Corp., Class E Shares, 0.000% (b)(f)*	2
	TOTAL FINANCIALS	473,279
	TOTAL PREFERRED STOCKS (Cost — $499,366)	545,728

Warrants
WARRANTS(f) — 0.0%
250	Brown Jordan International Inc., Expires 8/15/07*	2
1,607,813	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)*	5
780	Mattress Discounters Co., Expires 7/15/07(b)*	0
6,723	Pillowtex Corp., Expires 11/24/09(b)*	0
	TOTAL WARRANTS (Cost — $23,632)	7
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $52,619,578)	51,613,045

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 4.6%
$2,497,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $2,498,109; (Fully collateralized by U.S. Government Agency Obligation, 4.500% due 5/17/07; Market value - $2,547,146) (Cost — $2,497,000) (h)	2,497,000

Shares
Securities Purchased from Securities Lending Collateral — 0.0%
13,762	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $13,762)	13,762
	TOTAL SHORT-TERM INVESTMENTS (Cost — $2,510,762)	2,510,762
	TOTAL INVESTMENTS — 99.2% (Cost — $55,130,340#)	54,123,807
	Other Assets in Excess of Liabilities — 0.8%	452,038
	TOTAL NET ASSETS — 100.0%	$54,575,845

*                 Non-income producing security.

(a)          Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)         Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(c)          Variable rate security.  Interest rate disclosed is that which is in effect at September 30, 2006.

(d)         Security is currently in default.

(e)          Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)            Illiquid security.

(g)         All or a portion of this security is on loan (See Notes 1 and 2).

(h)         All or a portion of this security is segregated for extended settlements.

#                 Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

FLIRB - Front-Loaded Interest Reduction Bonds

GDP - Gross Domestic Product

PDI - Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund, Inc. (formerly known as Salomon Brothers High Income Fund Inc.) (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).  The Fund seeks to maintain a high level of current income by investing at least 80% of its total assets in high-yield debt securities issued by U.S. corporations and foreign governments.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 (c) Lending of Portfolio Securities.  The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations.  In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$2,206,364
Gross unrealized depreciation	(3,212,897)
Net unrealized depreciation	$(1,006,533)

At September 30, 2006, the Fund loaned securities having a market value of $12,952. The Fund received cash collateral amounting to $13,762 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2006

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	November 28, 2006